GROUP STRUCTURE (Details 8) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group Structure
At the beginning of the year		$ 770	$ 547	$ 507
Compensation				(5)
Dividends		(8)		(34)
Increases		1	17	3
Decrease due to acquisition of control	[1]	(20)
Decrease due to sale of equity interests	[2]	(6)
[custom:ShareOfProfitLossOfAssociatesAndJointVentureAccountedForUsingEquityMethod]		116	117	85
Impairment	[2]	(11)
Exchange differences		60	89	(9)
At the end of the year		$ 902	$ 770	$ 547

[1]	See Note 5.1.3.
[2]	See Note 5.1.2.